Antonio Alberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

August 10, 2007

RECD S.E.C.
AUG 1 0 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT PROCESSED
AUG 1 4 2007
THOMSON FINANCIAL

001-33659

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, COSAN LIMTIED, Class A common shares. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 10, 2007. Tentative listing date – August 16, 2007.

07073881

Sincerely,

Antonio Alberti

END